Prepayments and Other Receivables, Net - Summary of Movements in Allowance for Credit Losses for Prepayments and Other Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance	¥ 2,358
Balance	16,054	¥ 2,358
Prepayments and Other Receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance	2,358	935
Current period provision, net of recovery	24,423	6,293	¥ 1,525
Current period write-off	(10,727)	(4,870)	(590)
Balance	¥ 16,054	¥ 2,358	¥ 935